Income and expenses - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development expenses [Line Items]
Total	€ (38,098)	€ (37,568)	€ (26,891)
Research and development expenses [member]
Research and development expenses [Line Items]
Purchase of goods and services	(4,759)	(5,930)	(3,770)
Amortization and depreciation	(1,459)	(1,454)	(1,821)
Payroll expenses	(31,900)	(30,184)	(21,300)
Other	20
Total	€ (38,098)	€ (37,568)	€ (26,891)